Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 11,940	$ 12,277
Net unrealized gain (loss)	207	(102)
Ending Balance	12,839	11,940
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,368)	(836)
Net unrealized gain (loss)	561	(539)
Repurchase of shares under Normal Course Issuer Bids [note 21]	5	7
Ending Balance	(802)	(1,368)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(113)	43
Net unrealized gain (loss)	207	(102)
Reclassifications to net income	5	(54)
Ending Balance	99	(113)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(103)	(105)
Revaluation	34	1
Reclassifications to net income	4	1
Ending Balance	(65)	(103)
Accumulated net unrealized gain on available-for-sale investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	0	0
Revaluation	2	0
Ending Balance	2	0
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,584)	(898)
Ending Balance	$ (766)	$ (1,584)